Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2017	2018
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	40,587	56,020
Receivables for marketplace service fees from asset management companies	1,236	1,234
Receivables for marketplace service fees from insurance companies and others	161	4,243
Total accounts receivable	41,984	61,497

Allowance for doubtful accounts	(5,428)	(13,845)
Accounts receivable, net	36,556	47,652

Schedule of movement of allowance for doubtful accounts

	For the year
	ended
	December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	490	5,428
Additions	16,480	110,840
Reversal	—	(2,813)
Charge-offs	(11,542)	(99,610)
Balance at end of the year	5,428	13,845